RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, ¥ in Thousands, R$ in Thousands, R in Thousands, $ in Thousands	6 Months Ended		11 Months Ended		12 Months Ended											24 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Dec. 31, 2020 USD ($) item shares	Dec. 31, 2020 CNY (¥) item shares	Dec. 31, 2020 JPY (¥) item shares	Dec. 31, 2020 BRL (R$) item shares	Dec. 31, 2019 USD ($) item shares	Dec. 31, 2019 CNY (¥) item shares	Dec. 31, 2019 JPY (¥) item shares	Dec. 31, 2019 ZAR (R) item shares	Dec. 31, 2018 USD ($) item shares	Dec. 31, 2018 CNY (¥) item shares	Dec. 31, 2018 JPY (¥) item shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related party					$ 5,834				$ 31,232							$ 31,232
Amounts due to related parties					314				10,077							$ 10,077
Amounts drawn down					177,214
Revenue from sale of solar products					$ 62,726				$ 99,470				$ 119,825
RSUs
RELATED PARTY BALANCES AND TRANSACTIONS
Granted (in shares) | shares					1,105,640	1,105,640	1,105,640	1,105,640	706,637	706,637	706,637	706,637	759,702	759,702	759,702
Pilipinas Newton Energy Corp
RELATED PARTY BALANCES AND TRANSACTIONS
Cash funding from affiliate					$ 16
Equity Method Investment, Ownership Percentage					40.00%												40.00%
Salgueiro I Renewable Energy S.A
RELATED PARTY BALANCES AND TRANSACTIONS
Trade receivable from affiliate					$ 3,364
Equity Method Investment, Ownership Percentage					20.00%												20.00%
Revenue from sale of solar products					$ 11,636
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%	20.00%
Salgueiro II Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Trade receivable from affiliate					$ 195
Equity Method Investment, Ownership Percentage					20.00%												20.00%
Revenue from sale of solar products					$ 9,996
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%	20.00%
Jaba 4 Energias Renovveis S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Trade receivable from affiliate					$ 2,123
Equity Method Investment, Ownership Percentage					20.00%												20.00%
Revenue from sale of solar products					$ 3,696
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%	20.00%
Salgueiro III Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Equity Method Investment, Ownership Percentage					20.00%												20.00%
Trade payable to affiliate					$ 104
Revenue from sale of solar products					$ 9,403
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%	20.00%
Jaiba 3 Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					$ 5,971
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%	20.00%
Jaiba 9 Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					$ 1,372
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%	20.00%
ET Solutions South Africa 1 Pty
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products									$ 40,970			R 586,832	$ 6,859	¥ 45,407
Percentage of ownership after sale transaction																49.00%
Canadian Solar Infrastructure Fund, Inc
RELATED PARTY BALANCES AND TRANSACTIONS
Number of solar power plants sold | item					2	2	2	2	3	3	3	3	5	5	5
Percent of units purchased					14.66%	14.66%	14.66%	14.66%	14.66%	14.66%	14.66%	14.66%	14.66%	14.66%	14.66%
Canadian Solar Infrastructure Fund, Inc | Asset management service
RELATED PARTY BALANCES AND TRANSACTIONS
Trade payable to affiliate					$ 136
Revenue from providing development services					3,723		¥ 394,506		$ 2,573		¥ 281,094		$ 2,210		¥ 247,341
Canadian Solar Infrastructure Fund, Inc | O & M Service
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from providing development services					7,564		805,021		2,052		223,598		1,105		122,529
Canadian Solar Infrastructure Fund, Inc | Revenue
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					$ 8,392		¥ 888,000		$ 53,874		¥ 5,889,000		109,597		12,276,404
Canadian Solar Infrastructure Fund, Inc | Other operating income or expense
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products													$ 836		¥ 89,238
Suzhou iSilver Materials Co
RELATED PARTY BALANCES AND TRANSACTIONS
Percent of units purchased									14.63%	14.63%	14.63%	14.63%	14.63%	14.63%	14.63%
Purchase from related party			$ 24,301	¥ 168,032					$ 50,359	¥ 350,590			$ 74,490	¥ 512,154
Suzhou Kzone Equipment Technology Co., Ltd
RELATED PARTY BALANCES AND TRANSACTIONS
Percent of units purchased									32.00%	32.00%	32.00%	32.00%	32.00%	32.00%	32.00%
Purchase from related party	$ 1,048	¥ 7,381							$ 8,787	¥ 61,174			$ 6,056	¥ 41,635
Dr. Shawn Qu | RSUs
RELATED PARTY BALANCES AND TRANSACTIONS
Granted (in shares) | shares					26,073	26,073	26,073	26,073	26,691	26,691	26,691	26,691	83,805	83,805	83,805
Dr. Shawn Qu | Chinese Commercial Banks
RELATED PARTY BALANCES AND TRANSACTIONS
Maximum borrowing capacity					$ 20,648				$ 203,549				$ 185,045			$ 203,549	¥ 135,000	¥ 1,420,000	¥ 1,270,000
Amounts drawn down					$ 0				$ 82,937				$ 155,956			$ 82,937
Luoyang Jiwa New Material Technology Co., Ltd [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Equity Method Investment, Ownership Percentage					20.00%												20.00%
Trade payable to affiliate					$ 210
Percent of units purchased					20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Purchase from related party					$ 4,545	¥ 31,388			$ 2,584	¥ 18,124
Lavras Solar Holding S.A
RELATED PARTY BALANCES AND TRANSACTIONS
Equity Method Investment, Ownership Percentage					20.00%												20.00%
Purchase from related party					$ 974
Purchase cost incurred from related party | R$								R$ 5,061